CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 259,250	$ 266,340	$ 213,581
Other comprehensive income (loss):
Foreign currency translation adjustment	(57,822)	(44,158)	15,084
Pension liability adjustment	(342)	1,806	(154)
Change in unrealized gains on retained interests	(244)	(1,632)	(1,358)
Change in derivative financial instruments	2,408	3,408	4,360
Total other comprehensive income (loss)	(56,000)	(40,576)	17,932
COMPREHENSIVE INCOME	203,250	225,764	231,513
Less: comprehensive income attributable to noncontrolling interest	(1,227)	(1,460)	(1,645)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$ 202,023	$ 224,304	$ 229,868